SUBSEQUENT EVENTS (Tables)	3 Months Ended
Jul. 31, 2022
STOCK BASED COMPENSATION
Schedule of estimating fair value
Stock Price	$0.0028
Exercise Price	$0.03
Expected Remaining Term	3 years
Volatility	234%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.74%